October 6, 2000

                          Williamsburg Investment Trust
     Supplement to Statement of Additional Information Dated August 1, 2000

Effective October 9, 2000, the address of the Administrator of The Davenport Equity Fund (the "Fund") is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. As of that date, that will also be the address of Tina D. Hosking, Secretary, and Daniel J. Simonson, Treasurer of the Fund.

                                                                 October 6, 2000

                          Williamsburg Investment Trust
     Supplement to Statement of Additional Information Dated August 1, 2000

Effective October 9, 2000, the address of the Administrator and the Distributor of The Flippin, Bruce & Porter Funds (the "Funds") is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. As of that date, that will also be the address of Tina D. Hosking, Secretary, and Daniel J. Simonson, Treasurer of the Funds.

                                                                 October 6, 2000

                          Williamsburg Investment Trust
     Supplement to Statement of Additional Information Dated August 1, 2000

Effective October 9, 2000, the address of the Administrator of The Government Street Funds (the "Funds") is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. As of that date, that will also be the address of Tina D. Hosking, Secretary, and Daniel J. Simonson, Treasurer of the Funds.

                                                                 October 6, 2000

                          Williamsburg Investment Trust
     Supplement to Statement of Additional Information Dated August 1, 2000

Effective October 9, 2000, the address of the Administrator and the Distributor of The Jamestown Tax Exempt Virginia Fund (the "Fund") is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. As of that date, that will also be the address of Tina D. Hosking, Secretary, and Daniel J. Simonson, Treasurer of the Fund.

                                                                 October 6, 2000

                          Williamsburg Investment Trust
     Supplement to Statement of Additional Information Dated August 1, 2000

Effective October 9, 2000, the address of the Administrator and the Distributor of The Jamestown International Equity Fund (the "Fund") is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. As of that date, that will also be the address of Tina D. Hosking, Secretary, and Daniel J. Simonson, Treasurer of the Fund.

                                                                 October 6, 2000

                          Williamsburg Investment Trust
     Supplement to Statement of Additional Information Dated August 1, 2000

Effective October 9, 2000, the address of the Administrator and the Distributor of The Jamestown Balanced Fund/The Jamestown Equity Fund (the "Funds") is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. As of that date, that will also be the address of Tina D. Hosking, Secretary, and Daniel J. Simonson, Treasurer of the Funds.